Share-Based Activity under 2003 Plan (Detail) - Directors Equity Incentive Plan 2003 - $ / shares shares in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Weighted Average Grant-Date Fair Value
Beginning balance	$ 35.57
Shares granted to Directors	43.71	$ 43.89	$ 36.63
Shares vested	28.50
Ending balance	$ 41.51	$ 35.57
Shares
Beginning balance	92
Shares granted to Directors	31
Shares vested	(37)
Ending balance	86	92